Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of estimated useful lives of property and equipment
Property and equipment
Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Estimated useful life
Electronic equipment	2-3 years
AI related equipment	2-3 years
Office equipment and fixtures	5 years
Motor vehicles	4 years
Leasehold improvements	Lesser of term of the lease or the estimated useful lives of the assets

Schedule of estimated useful lives of intangible assets	The estimated useful life for the intangible assets is as follows:

Estimated useful life
Customer relationship	2-6 years
Trademarks	3-10 years
Technology	1-11 years
Online game licenses	1-5 years
User base	1 year
Domain names	1-10 years
Platform	5-6 years

Schedule of Revenue Disaggregated by Revenue Source
The following table presents the Company’s revenues disaggregated by revenue source:

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Revenues:
Internet services
Online advertising	3,471,230	2,074,256	855,430	131,100
Internet value-added services	1,229,257	1,159,709	493,419	75,620
Advertising agency services	51,087	73,762	84,993	13,026
Other internet related services	146,776	136,846	32,057	4,913
AI and others
Sale of AI hardware products	38,793	84,515	47,741	7,317
Technical consulting and other services	44,562	58,607	39,005	5,977

Total consolidated revenues	4,981,705	3,587,695	1,552,645	237,953